Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share
Net Income (Loss) from Continuing Operations	$ 11,172	$ 21,795	$ 23,018	$ 31,211	$ 52,729	$ 188,900	$ 53,537
Less distributed and undistributed net income allocated to participating preferred stock	(1,685)	(4,417)	(7,664)	(6,824)	(11,218)	(44,120)	(19,615)
Net Income (Loss) From Continuing Operations Allocated To Common Shareholders					41,511	144,780	33,922
Discontinued operations allocated to common shareholders, net of income taxes					0	0	(121)
Net Income Allocated to Common Shareholders	$ 9,487	$ 17,378	$ 15,354	$ 24,387	$ 41,511	$ 144,780	$ 33,801
Average common shares outstanding	100,779	74,792	88,454	74,764	74,892	72,479	42,126
Common share equivalents:
Stock options	1,530	2,422	1,691	2,460	2,209	1,674	810
Nonvested stock	265	354	269	396	405	436	363
Average common shares outstanding, assuming dilution	102,574	77,568	90,414	77,620	77,506	74,589	43,299
Basic Earnings Per Share	$ 0.09	$ 0.23	$ 0.17	$ 0.33	$ 0.55	$ 2.00	$ 0.80
Diluted Earnings Per Share	$ 0.09	$ 0.23	$ 0.17	$ 0.32	$ 0.54	$ 1.94	$ 0.78